Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	December 31,	December 31,
	2024	2023
Land use rights	$4,630,496	$4,760,543
Less: accumulated amortization	(198,093)	(100,974)
Intangible assets, net	$4,432,403	$4,659,569

Schedule of Amortization of Intangible Assets

Amortization of intangible assets attributable to future periods as of December 31, 2024 is as follows:

Twelve months ended	Amortization Amount
2025	$99,877
2026	99,877
2027	99,877
2028	99,877
2029	99,877
Thereafter	3,933,018
Total	$4,432,403